Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 3.7%
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2019-FL1, Class A,
1-Month LIBOR + 1.15%, 1.30% (A), 05/15/2037 (B)	$ 500,000	$ 494,684
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 1.34% (A), 04/25/2026 (B)	78,554	78,493
Barings BDC Static CLO, Ltd.
Series 2019-1A, Class A1,
3-Month LIBOR + 1.02%, 1.30% (A), 04/15/2027 (B)	170,936	169,992
Bear Stearns Asset-Backed Securities Trust
Series 2005-SD1, Class 2M2,
1-Month LIBOR + 1.20%, 1.35% (A), 01/25/2045	213,502	213,775
Crown Point CLO 5, Ltd.
Series 2018-5A, Class A,
3-Month LIBOR + 0.94%, 1.21% (A), 07/17/2028 (B)	592,254	587,126
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 1.42% (A), 01/16/2026 (B)	82,306	82,287
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 1.18% (A), 10/15/2027 (B)	808,652	803,632
Encore Credit Receivables Trust
Series 2005-1, Class M1,
1-Month LIBOR + 0.66%, 0.81% (A), 07/25/2035	229,452	227,929
FFMLT Trust
Series 2005-FF2, Class M4,
1-Month LIBOR + 0.89%, 1.03% (A), 03/25/2035	61,148	61,153
Flagship CLO VIII, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 1.12% (A), 01/16/2026 (B)	110,296	109,776
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	1,200,000	1,213,873
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month LIBOR + 1.07%, 1.21% (A), 06/25/2035	300,000	295,617
Gallatin CLO IX, Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 1.32% (A), 01/21/2028 (B)	296,940	295,075

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 1.36% (A), 10/22/2025 (B)	$ 156,517	$ 156,089
JPMorgan Mortgage Acquisition Trust
Series 2007-CH5, Class A5,
1-Month LIBOR + 0.26%, 0.41% (A), 06/25/2037	623,650	615,773
Legacy Mortgage Asset Trust
Series 2019-GS3, Class A1,
3.75% (A), 04/25/2059 (B)	512,037	521,057
LoanCore Issuer, Ltd.
Series 2019-CRE2, Class A,
1-Month LIBOR + 1.13%, 1.28% (A), 05/15/2036 (B)	500,000	491,134
Loomis Sayles CLO II, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.90%, 1.18% (A), 04/15/2028 (B)	933,441	922,329
Master Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month LIBOR + 0.83%, 0.97% (A), 10/25/2034	253,388	248,723
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 1.08% (A), 10/15/2026 (B)	221,376	220,071
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 0.85% (A), 12/26/2031 (B)	15,432	15,112
Palmer Square Loan Funding, Ltd.
Series 2018-4A, Class A1,
3-Month LIBOR + 0.90%, 1.18% (A), 11/15/2026 (B)	295,719	294,466
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 1.10% (A), 11/25/2065 (B)	238,706	238,168
RASC Trust
Series 2007-KS2, Class AI4,
1-Month LIBOR + 0.22%, 0.37% (A), 02/25/2037	200,000	185,398
Saxon Asset Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.45%, 0.60% (A), 11/25/2037	300,000	288,666
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 1.60% (A), 02/17/2032 (B)	510,964	512,924
Towd Point Mortgage Trust
Series 2019-HY2, Class A1,
1-Month LIBOR + 1.00%, 1.15% (A), 05/25/2058 (B)	238,598	238,598
Series 2019-SJ3, Class A1,
3.00% (A), 11/25/2059 (B)	211,827	215,437

Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Venture XIV CLO, Ltd.
Series 2013-14A, Class ARR,
3-Month LIBOR + 1.03%, 1.29% (A), 08/28/2029 (B)	$ 800,000	$ 787,722
Zais CLO, Ltd.
Series 2014-1A, Class A1AR,
3-Month LIBOR + 1.15%, 1.43% (A), 04/15/2028 (B)	457,885	454,786

Total Asset-Backed Securities (Cost $11,005,965)		11,039,865

CERTIFICATE OF DEPOSIT - 0.2%
Banks - 0.2%
Lloyds Bank Corporate Markets PLC
3-Month LIBOR + 0.50%, 0.77% (A), 10/26/2020	400,000	400,000

Total Certificate of Deposit (Cost $400,000)		400,000

CORPORATE DEBT SECURITIES - 35.2%
Aerospace & Defense - 0.2%
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	200,000	187,224
3.95%, 06/15/2023	100,000	88,750
Textron, Inc.
2.45%, 03/15/2031	200,000	198,737

		474,711

Airlines - 1.0%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	338,728	316,479
3.25%, 04/15/2030	84,666	66,104
3.50%, 08/15/2033	96,523	79,809
4.00%, 01/15/2027	54,474	45,279
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	195,726	162,674
3.80%, 03/20/2033 (B)	177,195	170,694
JetBlue Pass-Through Trust
4.00%, 05/15/2034	200,000	206,944
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	917,383	811,934
Southwest Airlines Co.
5.13%, 06/15/2027	200,000	218,623
Southwest Airlines Co. Pass-Through Trust
6.65%, 08/01/2022	55,531	54,886
Spirit Airlines Pass-Through Trust
4.10%, 10/01/2029	73,223	65,723
United Airlines Pass-Through Trust
2.88%, 04/07/2030	433,923	412,141
3.10%, 04/07/2030	433,923	365,508

		2,976,798

Banks - 6.8%
AIB Group PLC
4.75%, 10/12/2023 (B)	400,000	434,459
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/2025	200,000	198,807
Banco de Credito del Peru
4.65%, 09/17/2024 (B)	PEN 1,300,000	377,525
Banco Santander SA
3.49%, 05/28/2030 (C)	$ 200,000	218,080

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	$ 2,260,000	$ 2,514,873
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	400,000	432,233
Barclays PLC
3.25%, 02/12/2027, MTN (D)	GBP 400,000	551,186
3.65%, 03/16/2025	$ 500,000	539,292
4.34%, 01/10/2028	400,000	445,424
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	400,000	418,595
BNP Paribas SA
Fixed until 01/10/2024, 4.71% (A), 01/10/2025 (B)	900,000	996,398
Citigroup, Inc.
4.40%, 06/10/2025	300,000	338,492
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	1,400,000	1,419,155
DnB Bank ASA
Fixed until 09/16/2025, 1.13% (A), 09/16/2026 (B)	200,000	199,530
HSBC Holdings PLC
Fixed until 06/04/2030, 2.85% (A), 06/04/2031	900,000	931,861
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	232,031
4.55%, 08/16/2028	1,000,000	1,178,800
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	500,000	505,403
3-Month LIBOR + 1.88%, 2.13% (A), 03/01/2021	292,000	294,173
Mizuho Financial Group, Inc.
3-Month LIBOR + 1.00%, 1.25% (A), 09/11/2024	400,000	404,221
Fixed until 07/16/2024, 2.84% (A), 07/16/2025	400,000	424,524
Natwest Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	400,000	465,265
Fixed until 08/15/2021 (E), 8.63% (A)	600,000	615,000
Santander Holdings USA, Inc.
3.45%, 06/02/2025	400,000	427,761
Santander UK Group Holdings PLC
3.13%, 01/08/2021	100,000	100,710
Stichting AK Rabobank Certificaten
Zero Coupon, 12/29/2049 (D) (E)	EUR 400,000	557,858
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	$ 600,000	608,830
2.14%, 09/23/2030	300,000	295,606
Sumitomo Mitsui Trust Bank, Ltd.
0.80%, 09/12/2023 (B)	300,000	300,445
SVB Financial Group
3.13%, 06/05/2030	300,000	334,028
Truist Financial Corp.
Fixed until 03/01/2030 (E), 5.10% (A)	600,000	648,570
UniCredit SpA
Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	350,000	346,879
6.57%, 01/14/2022 (B)	400,000	424,487
Wells Fargo & Co.
Fixed until 02/11/2025, 2.16% (A), 02/11/2026, MTN	800,000	830,697
3.00%, 02/19/2025, MTN	200,000	216,308
Fixed until 06/17/2026, 3.20% (A), 06/17/2027, MTN	300,000	327,399

Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	$ 700,000	$ 701,471

		20,256,376

Beverages - 0.3%
Bacardi, Ltd.
4.45%, 05/15/2025 (B)	100,000	111,695
4.70%, 05/15/2028 (B)	150,000	174,319
5.15%, 05/15/2038 (B)	100,000	121,950
Suntory Holdings, Ltd.
2.25%, 10/16/2024 (B)	400,000	418,451

		826,415

Biotechnology - 0.2%
AbbVie, Inc.
2.60%, 11/21/2024 (B)	300,000	317,851
Amgen, Inc.
4.40%, 05/01/2045	300,000	371,668

		689,519

Building Products - 0.5%
Ferguson Finance PLC
3.25%, 06/02/2030 (B)	600,000	652,143
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	410,000	465,507
Standard Industries, Inc.
4.38%, 07/15/2030 (B)	300,000	307,579

		1,425,229

Capital Markets - 1.2%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	400,000	408,500
Brighthouse Holdings LLC
6.50% (F), 07/27/2037 (B) (E)	200,000	205,042
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	900,000	992,675
Deutsche Bank AG
3-Month LIBOR + 1.29%, 1.54% (A), 02/04/2021	600,000	600,657
Fixed until 09/18/2030, 3.55% (A), 09/18/2031	200,000	202,088
Fixed until 11/26/2024, 3.96% (A), 11/26/2025	200,000	212,648
Lazard Group LLC
3.75%, 02/13/2025	30,000	32,519
Nomura Holdings, Inc.
2.65%, 01/16/2025	300,000	315,927
UBS Group AG
4.13%, 09/24/2025 (B)	400,000	455,633

		3,425,689

Chemicals - 0.5%
Huntsman International LLC
4.50%, 05/01/2029	370,000	416,200
Sasol Financing USA LLC
5.88%, 03/27/2024	200,000	192,500
Syngenta Finance NV
3.13%, 03/28/2022	100,000	101,826
5.18%, 04/24/2028 (B)	400,000	440,481
Yara International ASA
3.15%, 06/04/2030 (B)	400,000	428,035

		1,579,042

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.2%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (B)	$ 200,000	$ 207,500
RELX Capital, Inc.
4.00%, 03/18/2029	300,000	352,072

		559,572

Communications Equipment - 0.1%
Motorola Solutions, Inc.
2.30%, 11/15/2030	400,000	397,088

Construction & Engineering - 0.2%
Quanta Services, Inc.
2.90%, 10/01/2030	300,000	306,183
SBA Tower Trust
1.88%, 07/15/2050 (B)	200,000	204,442

		510,625

Consumer Finance - 0.4%
Ally Financial, Inc.
4.63%, 03/30/2025	100,000	109,845
Discover Financial Services
4.50%, 01/30/2026	200,000	228,186
Nissan Motor Acceptance Corp.
2.80%, 01/13/2022 (B)	400,000	404,057
OneMain Finance Corp.
8.88%, 06/01/2025	300,000	332,250
Synchrony Financial
5.15%, 03/19/2029	100,000	115,599

		1,189,937

Containers & Packaging - 0.1%
Bemis Co., Inc.
2.63%, 06/19/2030 (C)	300,000	319,791

Diversified Consumer Services - 0.8%
Nationwide Building Society
3.90%, 07/21/2025 (B)	1,900,000	2,144,827
Yale University
1.48%, 04/15/2030	200,000	202,386

		2,347,213

Diversified Financial Services - 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 10/01/2025 - 04/03/2026	1,200,000	1,198,405
Aircastle, Ltd.
5.50%, 02/15/2022	100,000	102,251
Doric Nimrod Air Finance Alpha, Ltd. Pass-Through Trust
5.13%, 11/30/2024 (B)	69,328	61,932
Fairstone Financial, Inc.
7.88%, 07/15/2024 (B)	200,000	205,000
GE Capital Funding LLC
4.40%, 05/15/2030 (B)	700,000	751,736
Helios Leasing I LLC
1.56%, 09/28/2024	71,103	72,830
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	400,000	412,807
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (B)	500,000	514,621

Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (B) (C)	$ 300,000	$ 303,750
Tagua Leasing LLC
1.58%, 11/16/2024	75,532	77,245

		3,700,577

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
2.25%, 02/01/2032	200,000	200,040
3.65%, 06/01/2051	200,000	201,730
4.30%, 02/15/2030	227,000	269,070
4.35%, 03/01/2029	500,000	588,554
4.50%, 05/15/2035	100,000	118,064
Bell Canada, Inc.
4.30%, 07/29/2049	200,000	247,417
Level 3 Financing, Inc.
3.88%, 11/15/2029 (B)	200,000	216,478

		1,841,353

Electric Utilities - 3.7%
AEP Texas, Inc.
3.95%, 06/01/2028	500,000	577,880
Alabama Power Co.
3.45%, 10/01/2049	300,000	342,194
Arizona Public Service Co.
2.65%, 09/15/2050	100,000	98,411
Avangrid, Inc.
3.80%, 06/01/2029	500,000	578,572
Centrais Eletricas Brasileiras SA
4.63%, 02/04/2030 (B)	300,000	300,900
DTE Electric Co.
3.70%, 06/01/2046	1,000,000	1,168,438
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030 (B)	100,000	100,213
Edison International
3.55%, 11/15/2024	100,000	105,431
Enel Finance International NV
2.65%, 09/10/2024 (B)	800,000	848,217
Entergy Louisiana LLC
3.30%, 12/01/2022	100,000	105,066
Entergy Mississippi LLC
2.85%, 06/01/2028	1,100,000	1,209,716
Interstate Power & Light Co.
2.30%, 06/01/2030	300,000	316,828
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	300,000	326,181
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B)	400,000	394,336
NextEra Energy Capital Holdings, Inc.
3.20%, 02/25/2022	400,000	415,282
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	200,000	244,476
Pacific Gas & Electric Co.
3.50%, 06/15/2025 (G)	120,000	126,261
4.25%, 08/01/2023 (G)	300,000	319,590
4.25%, 03/15/2046	400,000	387,647
Pennsylvania Electric Co.
3.60%, 06/01/2029 (B)	600,000	674,130
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/2049 (B)	300,000	329,250
Southern California Edison Co.
3.90%, 03/15/2043	100,000	103,308
4.00%, 04/01/2047	600,000	643,813
4.05%, 03/15/2042	100,000	107,913
4.65%, 10/01/2043	100,000	115,433

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Southwestern Electric Power Co.
6.20%, 03/15/2040	$ 600,000	$ 825,156
SP Group Treasury Pte, Ltd.
3.38%, 02/27/2029 (B)	250,000	286,155

		11,050,797

Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc.
3.25%, 09/08/2024	300,000	323,943
Flex, Ltd.
4.75%, 06/15/2025	200,000	224,969
4.88%, 06/15/2029	170,000	195,416

		744,328

Energy Equipment & Services - 0.0% (H)
Odebrecht Drilling Norbe VIII / IX, Ltd.
6.35%, 12/01/2021 (D)	55,506	50,788

Entertainment - 0.3%
Activision Blizzard, Inc.
2.50%, 09/15/2050	100,000	93,185
Walt Disney Co.
2.00%, 09/01/2029	300,000	309,736
2.65%, 01/13/2031	400,000	431,868

		834,789

Equity Real Estate Investment Trusts - 3.6%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	113,838
4.30%, 01/15/2026	1,090,000	1,259,481
4.50%, 07/30/2029	200,000	241,000
American Campus Communities Operating Partnership, LP
2.85%, 02/01/2030	300,000	303,854
American Tower Corp.
3.38%, 10/15/2026	600,000	664,435
4.00%, 06/01/2025	300,000	337,483
4.40%, 02/15/2026	670,000	764,424
Brixmor Operating Partnership, LP
3-Month LIBOR + 1.05%, 1.30% (A), 02/01/2022	600,000	592,501
Crown Castle International Corp.
4.45%, 02/15/2026	200,000	229,212
5.25%, 01/15/2023	900,000	990,754
Equinix, Inc.
2.63%, 11/18/2024	200,000	212,651
Essex Portfolio, LP
4.00%, 03/01/2029	500,000	578,924
Healthpeak Properties, Inc.
2.88%, 01/15/2031	300,000	316,669
Kilroy Realty, LP
4.38%, 10/01/2025	590,000	651,392
Mid-America Apartments, LP
4.00%, 11/15/2025	580,000	654,782
National Retail Properties, Inc.
4.80%, 10/15/2048	500,000	587,396
Sabra Health Care, LP
4.80%, 06/01/2024	400,000	420,306
UDR, Inc.
3.00%, 08/15/2031	300,000	324,616
VEREIT Operating Partnership, LP
4.63%, 11/01/2025	500,000	552,453

Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Weyerhaeuser Co.
4.63%, 09/15/2023	$ 500,000	$ 556,410
WP Carey, Inc.
4.60%, 04/01/2024	400,000	443,306

		10,795,887

Food Products - 0.1%
Kraft Heinz Foods Co.
3.95%, 07/15/2025	126,000	136,716

Gas Utilities - 0.7%
Dominion Energy Gas Holdings LLC
2.50%, 11/15/2024	400,000	425,603
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	1,138,279
Southern California Gas Co.
4.13%, 06/01/2048	500,000	624,058

		2,187,940

Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp.
2.65%, 06/01/2030	100,000	106,126
3.38%, 05/15/2022	650,000	679,585
Stryker Corp.
1.95%, 06/15/2030	400,000	408,260
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/2022	30,000	31,030
3.55%, 04/01/2025	30,000	33,165

		1,258,166

Health Care Providers & Services - 1.1%
Adventist Health System
2.43%, 09/01/2024	400,000	413,855
AHS Hospital Corp.
5.02%, 07/01/2045	400,000	538,508
CHRISTUS Health
4.34%, 07/01/2028	300,000	349,138
CVS Health Corp.
5.05%, 03/25/2048	500,000	638,204
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/2031 (B)	200,000	197,742
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	200,000	256,393
HCA, Inc.
4.13%, 06/15/2029	100,000	113,105
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/2050	200,000	211,973
Northwell Healthcare, Inc.
3.98%, 11/01/2046	400,000	437,523
UnitedHealth Group, Inc.
2.90%, 05/15/2050	100,000	105,461

		3,261,902

Hotels, Restaurants & Leisure - 0.4%
GLP Capital, LP / GLP Financing II, Inc.
4.00%, 01/15/2030	200,000	207,000
5.38%, 04/15/2026	100,000	110,830
Las Vegas Sands Corp.
2.90%, 06/25/2025	200,000	199,746
McDonald’s Corp.
3.80%, 04/01/2028, MTN	400,000	466,793

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Sands China, Ltd.
4.60%, 08/08/2023	$ 200,000	$ 213,222
Wynn Macau, Ltd.
5.13%, 12/15/2029 (B)	100,000	95,948

		1,293,539

Industrial Conglomerates - 0.1%
General Electric Co.
Fixed until 01/21/2021 (E), 5.00% (A)	200,000	159,353
5.55%, 01/05/2026, MTN	100,000	116,716

		276,069

Insurance - 1.2%
AIA Group, Ltd.
3.20%, 09/16/2040 (B) (C)	300,000	309,789
Fidelity National Financial, Inc.
3.40%, 06/15/2030	400,000	432,631
First American Financial Corp.
4.60%, 11/15/2024	20,000	22,153
Great-West Lifeco Finance, LP
4.05%, 05/17/2028 (B)	200,000	233,758
Great-West Lifeco US Finance, LP
0.90%, 08/12/2025 (B)	100,000	99,776
New York Life Global Funding
1.20%, 08/07/2030 (B)	100,000	97,623
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	100,000	122,716
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	1,000,000	1,073,076
Principal Life Global Funding II
3.00%, 04/18/2026 (B)	300,000	333,785
Protective Life Global Funding
1.74%, 09/21/2030 (B)	400,000	397,725
Reliance Standard Life Global Funding II
2.75%, 01/21/2027 (B)	400,000	417,780
Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	117,256

		3,658,068

Interactive Media & Services - 0.1%
Alphabet, Inc.
1.90%, 08/15/2040	100,000	96,207
Tencent Holdings, Ltd.
3.98%, 04/11/2029 (B)	200,000	227,326

		323,533

Internet & Direct Marketing Retail - 0.0% (H)
Amazon.com, Inc.
2.50%, 06/03/2050	50,000	51,001

Machinery - 0.2%
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/2024	600,000	651,612

Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	300,000	327,430

Media - 1.0%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (B)	700,000	741,125

Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	$ 500,000	$ 567,461
4.80%, 03/01/2050	300,000	341,140
Comcast Corp.
4.40%, 08/15/2035	20,000	25,379
4.75%, 03/01/2044	500,000	658,765
Cox Communications, Inc.
2.95%, 10/01/2050 (B)	200,000	192,458
Discovery Communications LLC
4.00%, 09/15/2055 (B)	365,000	370,587

		2,896,915

Multi-Utilities - 0.3%
Black Hills Corp.
2.50%, 06/15/2030	400,000	413,639
CenterPoint Energy, Inc.
Fixed until 09/01/2023 (E), 6.13% (A)	100,000	101,642
San Diego Gas & Electric Co.
1.70%, 10/01/2030	300,000	298,814

		814,095

Oil, Gas & Consumable Fuels - 2.8%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	300,000	339,188
Boardwalk Pipelines, LP
3.40%, 02/15/2031	400,000	392,062
Concho Resources, Inc.
2.40%, 02/15/2031 (C)	300,000	284,172
Diamondback Energy, Inc.
2.88%, 12/01/2024	300,000	303,752
Dolphin Energy, Ltd. LLC
5.50%, 12/15/2021 (D)	400,000	420,516
Energy Transfer Operating, LP
4.75%, 01/15/2026	40,000	42,598
7.50%, 07/01/2038	100,000	118,521
Eni SpA
4.75%, 09/12/2028 (B)	200,000	232,604
Enterprise Products Operating LLC
3.20%, 02/15/2052	700,000	646,864
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (B)	300,000	302,657
MPLX, LP
1.75%, 03/01/2026	400,000	398,198
NGPL PipeCo LLC
4.88%, 08/15/2027 (B)	300,000	325,543
ONEOK, Inc.
4.35%, 03/15/2029	700,000	730,798
Pertamina Persero PT
4.18%, 01/21/2050 (B)	400,000	399,716
Rockies Express Pipeline LLC
4.80%, 05/15/2030 (B)	400,000	388,000
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,000,000	1,132,478
Sinopec Group Overseas Development, Ltd.
4.13%, 09/12/2025 (B)	500,000	563,770
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	100,000	128,149
Valero Energy Corp.
4.00%, 04/01/2029 (C)	500,000	547,848
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	20,000	21,160
3.70%, 03/15/2028 (B)	500,000	532,263

		8,250,857

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 1.1%
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	$ 1,000,000	$ 1,193,217
Bristol-Myers Squibb Co.
3.20%, 06/15/2026	600,000	676,762
Royalty Pharma PLC
0.75%, 09/02/2023 (B)	600,000	598,898
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	300,000	333,577
Zoetis, Inc.
3.90%, 08/20/2028	400,000	474,829

		3,277,283

Professional Services - 0.3%
Block Financial LLC
3.88%, 08/15/2030	400,000	403,343
IHS Markit, Ltd.
4.75%, 08/01/2028	300,000	356,877

		760,220

Road & Rail - 0.5%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/2025 (B)	100,000	91,660
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	400,000	393,000
Kansas City Southern
4.95%, 08/15/2045	500,000	557,407
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024 (B)	200,000	201,525
Union Pacific Corp.
4.10%, 09/15/2067	200,000	237,959

		1,481,551

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.
4.30%, 11/15/2032	400,000	456,956
5.00%, 04/15/2030	300,000	353,879
Marvell Technology Group, Ltd.
4.20%, 06/22/2023	200,000	215,930
Micron Technology, Inc.
4.19%, 02/15/2027	400,000	454,570

		1,481,335

Software - 0.6%
Fair Isaac Corp.
4.00%, 06/15/2028 (B)	170,000	175,313
Infor, Inc.
1.75%, 07/15/2025 (B)	400,000	411,513
Microsoft Corp.
2.53%, 06/01/2050	186,000	194,522
4.10%, 02/06/2037	314,000	407,073
Oracle Corp.
2.95%, 05/15/2025	290,000	315,837
VMware, Inc.
4.65%, 05/15/2027	300,000	350,148

		1,854,406

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.
2.90%, 09/12/2027	100,000	112,117
3.35%, 02/09/2027	150,000	171,561
Dell International LLC / EMC Corp.
5.30%, 10/01/2029 (B)	200,000	229,380
8.10%, 07/15/2036 (B)	600,000	789,023

Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc.
2.70%, 06/22/2030	$ 300,000	$ 311,791
Seagate HDD Cayman
4.13%, 01/15/2031 (B)	400,000	431,677

		2,045,549

Tobacco - 0.1%
BAT Capital Corp.
4.39%, 08/15/2037	400,000	432,517

Trading Companies & Distributors - 0.1%
BOC Aviation, Ltd.
3.50%, 10/10/2024 (B)	200,000	211,158

Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	20,000	21,146
3.90%, 03/22/2023 (B)	200,000	210,417

		231,563

Wireless Telecommunication Services - 0.4%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
5.15%, 09/20/2029 (B)	400,000	471,000
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 09/20/2029 (B)	400,000	432,500
Vodafone Group PLC
3.75%, 01/16/2024	300,000	327,509

		1,231,009

Total Corporate Debt Securities (Cost $97,614,199)		104,390,958

FOREIGN GOVERNMENT OBLIGATIONS - 3.9%
Canada - 0.3%
Province of Quebec
2.50%, 04/20/2026	900,000	983,337

Dominican Republic - 0.1%
Dominican Republic International Bond
4.88%, 09/23/2032 (B)	400,000	397,800

Indonesia - 0.3%
Indonesia Government International Bond
4.45%, 02/11/2024	800,000	885,604

Israel - 0.2%
Israel Government International Bond
3.88%, 07/03/2050	300,000	360,000
State of Israel
3.38%, 01/15/2050	300,000	332,243

		692,243

Japan - 1.2%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	1,800,000	1,869,783
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	1,500,000	1,511,865

		3,381,648

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru - 0.4%
Peru Government International Bond
5.94%, 02/12/2029 (B)	PEN 1,200,000	$ 390,652
5.94%, 02/12/2029 (D)	1,500,000	487,328
8.20%, 08/12/2026 (B)	600,000	221,146

		1,099,126

Qatar - 1.0%
Qatar Government International Bond
2.38%, 06/02/2021 (D)	$ 2,800,000	2,828,000
4.50%, 01/20/2022 (D)	200,000	209,312

		3,037,312

Republic of South Africa - 0.1%
Republic of South Africa Government International Bond
4.85%, 09/30/2029	300,000	285,841

Saudi Arabia - 0.1%
Saudi Government International Bond
4.50%, 04/22/2060, MTN (C) (D)	200,000	248,000

United Arab Emirates - 0.2%
Abu Dhabi Government International Bond
3.13%, 10/11/2027 (B)	500,000	555,627

Total Foreign Government Obligations (Cost $11,223,705)		11,566,538

LOAN ASSIGNMENT - 0.2%
Capital Markets - 0.2%
Zephyrus Capital Aviation Partners LLC
Term Loan,
4.61%, 10/15/2038 (I) (J) (K)	690,032	679,809

Total Loan Assignment (Cost $680,677)		679,809

MORTGAGE-BACKED SECURITIES - 4.0%
Angel Oak Mortgage Trust
Series 2020-4, Class A1,
1.47% (A), 06/25/2065 (B)	378,924	380,271
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month LIBOR + 1.05%, 1.20% (A), 04/15/2036 (B)	500,000	481,082
Banc of America Mortgage Trust
Series 2004-D, Class 2A2,
3.79% (A), 05/25/2034	7,020	6,949
Bancorp Commercial Mortgage Trust
Series 2019-CRE6, Class A,
1-Month LIBOR + 1.05%, 1.20% (A), 09/15/2036 (B)	173,003	170,734
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
1-Month LIBOR + 0.44%, 0.59% (A), 07/25/2035	429	429
Series 2005-7, Class 22A1,
3.25% (A), 09/25/2035	182,071	142,414
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.28%, 0.43% (A), 05/25/2037	326,009	303,497

Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust
Series 2004-J3, Class A7,
5.50%, 05/25/2034	$ 127,982	$ 133,674
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.94% (A), 04/10/2033 (B)	400,000	446,468
Credit Suisse Mortgage Capital Certificates
Series 2019-RPL4, Class A1,
3.51%, 08/26/2058 (B)	272,366	274,157
CSMC Trust
Series 2019-RPL9, Class A1,
3.05% (A), 10/27/2059 (B)	192,751	193,814
DBGS Mortgage Trust
Series 2019-1735, Class A,
3.84%, 04/10/2037 (B)	200,000	226,199
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	1,000,000	1,072,196
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 0.22% (A), 12/10/2044 (D)	GBP 71,066	90,802
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
3.57% (A), 07/19/2035	$ 55,024	46,157
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	600,000	639,947
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (J)	494,561	541,248
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 0.83% (A), 04/25/2028	150,155	145,945
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	338,802	354,634
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	900,000	974,850
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.11% (A), 12/15/2048	1,581,608	27,021
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 0.67% (A), 05/25/2035	29,781	29,959
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	700,000	771,139
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	534,514	562,120
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	277,802	293,608
Southern Pacific Financing PLC
Series 2005-B, Class A,
3-Month GBP LIBOR + 0.18%, 0.24% (A), 06/10/2043 (D)	GBP 48,181	61,842

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Funding
Series 2019-GR4A, Class A1,
3-Month LIBOR + 1.03%, 1.10% (A), 10/20/2051 (B)	GBP 914,954	$ 1,183,439
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (A), 10/25/2059 (B)	$ 257,698	273,008
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.26% (A), 06/10/2059 (D)	GBP 330,739	406,839
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 0.81% (A), 06/10/2059 (D)	71,384	83,591
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 0.41% (A), 06/10/2059 (D)	85,394	104,811
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 0.61% (A), 06/10/2059 (D)	66,714	78,683
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A,
1-COFI + 1.50%, 2.18% (A), 08/25/2046	$ 458,755	427,348
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	900,000	987,374

Total Mortgage-Backed Securities (Cost $11,594,697)		11,916,249

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.7%
California - 0.5%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	200,000	308,800
California Infrastructure & Economic Development Bank, Revenue Bonds,
Fixed until 07/01/2021, 0.45% (A), 01/01/2050 (B)	400,000	400,000
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	339,346
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	495,726
University of California, Revenue Bonds,
1.61%, 05/15/2030	100,000	100,212

		1,644,084

Florida - 0.2%
County of Miami-Dade Aviation Revenue, Revenue Bonds,
Series C,
3.86%, 10/01/2029	200,000	220,424
State Board of Administration Finance Corp., Revenue Bonds,
Series A,
1.26%, 07/01/2025	600,000	609,210

		829,634

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	200,000	229,210

Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan - 0.1%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.31%, 06/01/2034	$ 215,000	$ 219,579

New Jersey - 0.1%
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
2.55%, 06/15/2023	200,000	201,786

New York - 0.4%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series A-4,
2.01%, 05/01/2025	300,000	316,374
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	300,000	302,988
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	400,000	511,660

		1,131,022

Texas - 0.1%
Texas Transportation Commission State Highway Fund, Revenue Bonds,
4.00%, 10/01/2033	300,000	377,745

Utah - 0.0% (H)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 0.90% (A), 12/26/2031	25,214	24,785

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	170,000	181,975

Wisconsin - 0.1%
State of Wisconsin, Revenue Bonds,
Series A,
2.10%, 05/01/2026	140,000	148,308

Total Municipal Government Obligations (Cost $4,542,585)		4,988,128

U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.6%
Federal Home Loan Mortgage Corp.
0.25%, 08/24/2023	7,600,000	7,605,154
4.50%, 08/01/2048	723,393	799,502
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.67%, 0.83% (A), 02/25/2023	99,567	99,386
3.34% (A), 04/25/2028	1,000,000	1,132,379
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.51% (A), 01/15/2038	501,037	500,691
1-Month LIBOR + 0.40%, 0.55% (A), 02/15/2041 - 09/15/2045	250,909	252,857

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
3.12% (A), 01/15/2038	$ 501,037	$ 28,407
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.89%, 5.74% (A), 09/15/2043	731,091	154,211
Federal National Mortgage Association
0.38%, 08/25/2025	900,000	897,164
0.88%, 08/05/2030	2,800,000	2,764,699
3.50%, 06/01/2045	163,077	173,798
4.00%, 09/01/2048 - 10/01/2048	214,731	228,786
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 0.70% (A), 02/25/2041	196,186	197,036
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	337,351	22,920
Government National Mortgage Association
1-Month LIBOR + 0.80%, 0.95% (A), 05/20/2066 - 06/20/2066	1,947,492	1,972,425
3.50%, TBA (L)	3,200,000	3,373,687
4.00%, TBA (L)	5,700,000	6,061,037
Uniform Mortgage-Backed Security
1.50%, TBA (L)	2,400,000	2,452,724
2.00%, TBA (L)	6,700,000	6,902,990
2.50%, TBA (L)	1,800,000	1,882,449
3.00%, TBA (L)	3,100,000	3,248,037
3.50%, TBA (L)	11,700,000	12,349,554
4.00%, TBA (L)	26,000,000	27,758,555
4.50%, TBA (L)	900,000	973,547

Total U.S. Government Agency Obligations (Cost $81,628,559)		81,831,995

U.S. GOVERNMENT OBLIGATIONS - 35.4%
U.S. Treasury - 34.4%
U.S. Treasury Bond
1.38%, 08/15/2050 (M)	5,100,000	5,005,172
2.00%, 02/15/2050 (L) (M)	15,860,000	17,993,666
2.25%, 08/15/2049 (M)	430,000	512,859
2.88%, 05/15/2049	10,000	13,425
3.00%, 02/15/2048 - 08/15/2048 (M)	3,000,000	4,090,784
3.13%, 11/15/2041 (L) (M)	2,750,000	3,722,275
3.13%, 08/15/2044 - 05/15/2048 (M)	3,770,000	5,210,476
4.25%, 05/15/2039 - 11/15/2040 (M)	7,320,000	11,318,145
4.38%, 05/15/2040 - 05/15/2041 (M)	2,360,000	3,740,110
4.50%, 08/15/2039 (M)	16,630,000	26,330,617
U.S. Treasury Bond, Principal Only STRIPS
Zero Coupon, 08/15/2044	300,000	212,949
U.S. Treasury Note
1.50%, 02/15/2030 (L) (M)	6,330,000	6,832,444
1.88%, 03/31/2022 (M)	10,300,000	10,569,168
2.00%, 12/31/2021 - 11/15/2026 (M)	4,000,000	4,227,180
U.S. Treasury Strip Principal, Principal Only STRIPS
Zero Coupon, 05/15/2050	3,500,000	2,243,429

		102,022,699

Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 1.0%
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2022	$ 426,088	$ 433,645
0.50%, 01/15/2028 (M)	2,195,002	2,463,975

		2,897,620

Total U.S. Government Obligations (Cost $95,813,069)		104,920,319

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 31.7%
U.S. Cash Management Bill
0.09% (N), 01/12/2021	800,000	799,792
U.S. Treasury Bill
0.05% (N), 10/06/2020	1,600,000	1,599,989
0.10% (N), 10/29/2020	1,300,000	1,299,904
0.10% (N), 12/03/2020 (O)	1,500,000	1,499,735
0.11% (N), 10/29/2020 - 12/03/2020	16,700,000	16,698,441
0.11% (N), 12/10/2020 (O)	8,900,000	8,898,053
0.12% (N), 12/10/2020	3,300,000	3,299,262
0.13% (N), 10/22/2020 (O)	46,500,000	46,496,406
0.13% (N), 10/22/2020	12,400,000	12,399,041
0.14% (N), 10/20/2020 (O)	976,000	975,929

Total Short-Term U.S. Government Obligations (Cost $93,966,552)		93,966,552

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (N)	555,530	555,530

Total Other Investment Company (Cost $555,530)		555,530

Principal		Value
REPURCHASE AGREEMENT - 1.3%

Fixed Income Clearing Corp., 0.00% (N), dated 09/30/2020, to be repurchased at $3,707,853 on 10/01/2020. Collateralized by a U.S. Government Obligation, 1.75%, due 07/15/2022, and with a value of $3,782,073.

$ 3,707,853		$ 3,707,853

Total Repurchase Agreement (Cost $3,707,853)		3,707,853

Total Investments Excluding Options Purchased (Cost $412,733,391)		429,963,796
Total Options Purchased - 0.6% (Cost $2,243,266)		1,650,040

Total Investments Before Securities Sold Short (Cost $414,976,657)		431,613,836

TBA SHORT COMMITMENT - (0.5)%
U.S. GOVERNMENT AGENCY OBLIGATION - (0.5)%
Uniform Mortgage-Backed Security
2.50%, TBA (L)	(1,400,000)	(1,466,531)

Total TBA Short Commitment (Proceeds $(1,463,219))		(1,466,531)

Net Other Assets (Liabilities), Net of Securities Sold Short - (45.2)%		(133,814,626)

Net Assets - 100.0%		$ 296,332,679

Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (16.8)% (P)

Bank of Nova Scotia, 0.17% (N), dated 08/13/2020, to be repurchased at $(26,865,186) on 10/13/2020. Collateralized by U.S. Government Obligations, 0.09% - 4.50%, due 12/03/2020 - 08/15/2039, and with a total value of $(26,833,331).

	$ (26,857,450)	$ (26,863,665)
BofA Securities, Inc., 0.14% (N), dated 09/29/2020, to be repurchased at $(5,055,414) on 10/01/2020. Collateralized by a U.S. Government Obligation, 1.38%, due 08/15/2050, and with a value of $(5,015,323).	(5,055,375)	(5,055,414)
BofA Securities, Inc., 0.17% (N), dated 09/17/2020, to be repurchased at $(8,978,494) on 10/01/2020. Collateralized by U.S. Government Obligations, 4.25%, due 05/15/2039 - 11/15/2040, and with a total value of $(8,954,250).	(8,977,900)	(8,978,494)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS (continued) (P)

Deutsche Bank Securities, Inc., 0.15% (N), dated 09/28/2020, to be repurchased at $(8,073,235) on 10/05/2020. Collateralized by a U.S. Government Obligation, 1.88%, due 03/31/2022, and with a value of $(8,004,847).

	$ (8,073,000)	$ (8,073,101)
JPMorgan Securities LLC, 0.17% (N), dated 09/09/2020, to be repurchased at $(273,287) on 10/08/2020. Collateralized by a U.S. Government Obligation, 3.13%, due 11/15/2041, and with a value of $(273,150).	(273,250)	(273,278)
RBS Securities, Inc., 0.17% (N), dated 09/16/2020, to be repurchased at $(640,091) on 10/16/2020. Collateralized by a U.S. Government Obligation, 4.38%, due 05/15/2041, and with a value of $(640,813).	(640,000)	(640,045)

Total Reverse Repurchase Agreements	$ (49,876,975)	$ (49,883,997)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	2,650.00	06/18/2021	USD	55,825,800	166	$2,243,266	$1,650,040

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts	Premiums (Received)	Value
Put - North America Investment Grade Index - Series 34	BOA	Pay	0.90%	10/21/2020	USD 2,900,000	$(2,900)	$(6,583)
Put - North America Investment Grade Index - Series 34	BNP	Pay	0.95	11/18/2020	USD 5,700,000	(6,840)	(19,360)
Put - North America Investment Grade Index - Series 34	BOA	Pay	1.00	11/18/2020	USD 2,900,000	(4,930)	(8,242)
Put - North America Investment Grade Index - Series 34	GSB	Pay	1.00	11/18/2020	USD 2,600,000	(2,470)	(7,389)
Put - North America Investment Grade Index - Series 34	DUB	Pay	1.00	12/16/2020	USD 4,500,000	(6,825)	(18,785)
Put - North America Investment Grade Index - Series 34	GSB	Pay	1.00	12/16/2020	USD 5,200,000	(10,530)	(21,707)

Total						$(34,495)	$(82,066)

						Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS						$(34,495)	$(82,066)

Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (Q)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (R)		Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 31	1.00%	Quarterly	12/20/2023	USD	13,500,000	$(115,203)	$(92,072)	$(23,131)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	300,000	$5,070	$2	$5,068
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	1,200,000	20,868	1,098	19,770
6-Month EUR-EURIBOR	Receive	0.25	Annually/Semi-Annually	12/15/2030	EUR	3,100,000	174,080	123,851	50,229

Total							$200,018	$124,951	$75,067

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (Q)

Reference Obligation	Fixed Rate Receivable		Payment Frequency	Maturity Date	Notional Amount (R)		Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	1,700,000	$14,237	$(69,972)	$84,209
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	900,000	7,205	(51,202)	58,407

Total							$21,442	$(121,174)	$142,616

									Value
OTC Swap Agreements, at value (Assets)									$21,442

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	22	12/21/2020	$3,066,452	$3,069,688	$3,236	$—
E-Mini Russell 2000® Index	195	12/18/2020	14,731,325	14,667,900	—	(63,425)
Euro-BTP Italy Government Bond	31	12/08/2020	5,278,861	5,363,934	85,073	—
MSCI EAFE Index	158	12/18/2020	15,085,433	14,640,280	—	(445,153)
S&P 500® E-Mini Index	323	12/18/2020	54,301,275	54,134,800	—	(166,475)

Total					$88,309	$(675,053)

Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	(56)	12/31/2020	$(12,368,493)	$(12,373,813)	$—	$(5,320)
5-Year U.S. Treasury Note	(3)	12/31/2020	(377,554)	(378,094)	—	(540)
10-Year U.S. Treasury Ultra Note	(59)	12/21/2020	(9,449,049)	(9,435,391)	13,658	—
30-Year U.S. Treasury Bond	(158)	12/21/2020	(27,886,901)	(27,852,437)	34,464	—
Euro OAT	(23)	12/08/2020	(4,525,055)	(4,545,177)	—	(20,122)
German Euro Bund	(33)	12/08/2020	(6,718,815)	(6,752,326)	—	(33,511)
U.K. Gilt	(22)	12/29/2020	(3,852,611)	(3,863,847)	—	(11,236)
U.S. Treasury Ultra Bond	(74)	12/21/2020	(16,166,405)	(16,414,125)	—	(247,720)

Total					$48,122	$(318,449)

Total Futures Contracts					$136,431	$(993,502)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/02/2020	USD	48,226	EUR	41,000	154	—
BNP	10/02/2020	EUR	1,143,000	USD	1,366,866	—	(26,700)
BOA	11/17/2020	JPY	97,656,564	USD	915,548	10,904	—
CITI	10/02/2020	USD	2,937,633	GBP	2,222,000	70,451	—
CITI	10/06/2020	USD	1,090,036	PEN	3,862,871	18,114	—
CITI	10/19/2020	USD	371,106	PEN	1,314,384	6,369	—
GSB	10/16/2020	USD	7,406	RUB	534,386	541	—
GSB	10/21/2020	USD	173,599	MXN	3,708,000	6,333	—
GSB	10/21/2020	MXN	3,708,000	USD	171,404	—	(4,138)
GSB	12/09/2020	MXN	6,722,000	USD	304,025	—	(2,465)
GSB	03/10/2021	MXN	3,708,000	USD	170,835	—	(6,255)
HSBC	10/02/2020	GBP	2,183,000	USD	2,819,073	—	(2,216)
HSBC	10/06/2020	PEN	3,862,871	USD	1,079,165	—	(7,243)
HSBC	10/16/2020	USD	10,615	RUB	759,355	860	—
HSBC	10/19/2020	PEN	1,314,384	USD	370,406	—	(5,668)
HSBC	11/03/2020	USD	2,474,295	GBP	1,923,000	—	(7,483)
HSBC	11/17/2020	JPY	102,600,000	USD	967,679	5,670	—
HSBC	11/30/2020	USD	1,077,870	PEN	3,862,871	6,101	—
HSBC	03/15/2021	USD	369,427	PEN	1,314,384	5,122	—

Total						$130,619	$(62,168)

INVESTMENT VALUATION:

Valuation Inputs (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (U)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$11,039,865	$—	$11,039,865
Certificate of Deposit	—	400,000	—	400,000
Corporate Debt Securities	—	104,390,958	—	104,390,958
Foreign Government Obligations	—	11,566,538	—	11,566,538
Loan Assignment	—	—	679,809	679,809
Mortgage-Backed Securities	—	11,916,249	—	11,916,249
Municipal Government Obligations	—	4,988,128	—	4,988,128
U.S. Government Agency Obligations	—	81,831,995	—	81,831,995
U.S. Government Obligations	—	104,920,319	—	104,920,319
Short-Term U.S. Government Obligations	—	93,966,552	—	93,966,552
Other Investment Company	555,530	—	—	555,530
Repurchase Agreement	—	3,707,853	—	3,707,853
Exchange-Traded Options Purchased	1,650,040	—	—	1,650,040

Total Investments	$2,205,570	$428,728,457	$679,809	$431,613,836

Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (U)	Value
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$200,018	$—	$200,018
Over-the-Counter Credit Default Swap Agreements	—	21,442	—	21,442
Futures Contracts (V)	136,431	—	—	136,431
Forward Foreign Currency Contracts (V)	—	130,619	—	130,619

Total Other Financial Instruments	$136,431	$352,079	$—	$488,510

LIABILITIES
Securities Sold Short
U.S. Government Agency Obligation	$—	$(1,466,531)	$—	$(1,466,531)

Total Securities Sold Short	$—	$(1,466,531)	$—	$(1,466,531)

Other Financial Instruments
Reverse Repurchase Agreements	$—	$(49,883,997)	$—	$(49,883,997)
Over-the-Counter Credit Default Swaptions Written	—	(82,066)	—	(82,066)
Centrally Cleared Credit Default Swap Agreements	—	(115,203)	—	(115,203)
Futures Contracts (V)	(993,502)	—	—	(993,502)
Forward Foreign Currency Contracts (V)	—	(62,168)	—	(62,168)

Total Other Financial Instruments	$(993,502)	$(50,143,434)	$—	$(51,136,936)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the total value of 144A securities is $56,730,504, representing 19.1% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,763,500, collateralized by cash collateral of $555,530 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,245,255. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2020, the total value of Regulation S securities is $6,179,556, representing 2.1% of the Portfolio’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2020; the maturity date disclosed is the ultimate maturity date.
(G)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At September 30, 2020, the total value of such securities is $445,851, representing 0.2% of the Portfolio’s net assets.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Fixed rate loan commitment at September 30, 2020.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2020, the total value of securities is $1,221,057, representing 0.4% of the Portfolio’s net assets.
(K)	Security is Level 3 of the fair value hierarchy.
(L)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(M)	Securities are subject to sale-buyback transactions. The average amount of sale buy-backs outstanding during the period ended September 30, 2020 was $6,947,610 at a weighted average interest rate of 0.13%.
(N)	Rates disclosed reflect the yields at September 30, 2020.
(O)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $6,323,077.
(P)	The average amount of reverse repurchase agreements outstanding during the period ended September 30, 2020 was $86,367,192 at a weighted average interest rate of 0.86%.
(Q)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(R)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(S)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(T)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(U)	Level 3 securities were not considered significant to the Portfolio.
(V)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
COFI	11th District Monthly Weighted Average Cost of Funds Index
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 15

Transamerica PIMCO Tactical – Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Certificate of Deposit: A certificate of deposit is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

The notes are an integral part of this report. Transamerica Series Trust	Page 16

Transamerica PIMCO Tactical – Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Series Trust	Page 17